Stock Based Compensation (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options
Number of options:
Number of Options outstanding, beginning	40,725	46,656	49,232
Number of Options granted
Number of Options exercised	2,100	2,625	2,576
Options forfeited or expired		3,306
Number of Options outstanding, ending	38,625	40,725	46,656
Number of Options exercisable	38,625	40,725	46,656
Weighted Average Exercise Price:
Weighted Average Exercise Price of Options outstanding, beginning	$ 16.99	$ 16.62	$ 16.46
Weighted Average Exercise Price of Options granted
Weighted Average Exercise Price of Options exercised	$ 13.70	$ 13.7	$ 13.44
Weighted Average Exercise Price of Options forfeited or expired		$ 13.04
Weighted Average Exercise Price of Options outstanding, ending	$ 17.29	$ 16.99	$ 16.62
Weighted Average Exercise Price of Options exercisable	$ 17.29	$ 16.99	$ 16.62